Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

10.Leases

The Company’s operating leases mainly related to vehicles in connection with our office premises and on-demand delivery service stations. In May 2021, the Company terminated operating lease contracts of 370 vehicles and derecognized related right-of-use assets of RMB23,711 and lease liabilities of RMB23,711 with a reversal of ROU impairment of RMB826. The total lease cost for the year ended December 31, 2021 and 2022 was RMB 43,434 and RMB 44,281 (US$6,420), comprised of operating lease expenses of RMB 5,128 and RMB3,557 (US$516), and short-term lease expenses of RMB 38,306 and RMB40,724 (US$5,904) respectively. The weighted-average remaining lease term and weighted average incremental borrowing rate as of December 31, 2022 was 1.50 years and 4.94%, respectively.

The undiscounted future minimum payments under the Company’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	2022	2022
	RMB	US$
2023	3,402	493
2024	873	127
2025 and after	273	40
Total undiscounted cashflows	4,548	660
Less: imputed interest	169	25
Present value of lease liabilities	4,379	635

As of December 31, 2022, future minimum payment under non-cancellable short-term leases was RMB4,548 (US$660).

The operating cash flows used in operating leases was RMB3,867 and RMB4,842 (US$702) for the year ended December 31, 2021 and 2022, respectively.